Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2060 Portfolio℠
March 31, 2025
VIPF2060-NPRT1-0525
1.9894058.105
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	269	2,488
Fidelity Long-Term Treasury Bond Index Fund (a)	179,384	1,707,739
VIP Investment Grade Bond II Portfolio - Initial Class (a)	1,050	9,942
TOTAL BOND FUNDS (Cost $1,798,663)		1,720,169

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	42,088	2,235,712
VIP Equity-Income Portfolio - Initial Class (a)	66,975	1,825,077
VIP Growth & Income Portfolio - Initial Class (a)	82,710	2,499,487
VIP Growth Portfolio - Initial Class (a)	42,087	3,698,596
VIP Mid Cap Portfolio - Initial Class (a)	17,060	570,832
VIP Value Portfolio - Initial Class (a)	71,598	1,270,145
VIP Value Strategies Portfolio - Initial Class (a)	44,834	629,019
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,670,702)		12,728,868

International Equity Funds - 41.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	260,252	3,185,486
VIP Overseas Portfolio - Initial Class (a)	263,781	7,071,967
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,262,355)		10,257,453

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,731,720)	24,706,490
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,134)
NET ASSETS - 100.0%	24,703,356

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	2,598	127	-	-	17	2,488	269
Fidelity International Bond Index Fund	262,371	9,925	273,867	-	(2,481)	4,052	-	-
Fidelity Long-Term Treasury Bond Index Fund	1,729,561	218,554	303,881	15,910	(14,436)	77,941	1,707,739	179,384
VIP Contrafund Portfolio - Initial Class	2,361,039	416,088	357,749	66,878	(9,081)	(174,585)	2,235,712	42,088
VIP Emerging Markets Portfolio - Initial Class	3,422,794	413,603	856,509	-	5,818	199,780	3,185,486	260,252
VIP Equity-Income Portfolio - Initial Class	1,926,385	172,781	323,694	13,215	(12,356)	61,961	1,825,077	66,975
VIP Growth & Income Portfolio - Initial Class	2,642,224	282,348	404,195	24,016	(9,372)	(11,518)	2,499,487	82,710
VIP Growth Portfolio - Initial Class	3,912,956	649,993	512,643	42,394	(27,686)	(324,024)	3,698,596	42,087
VIP Investment Grade Bond II Portfolio - Initial Class	-	15,905	5,976	-	(1)	14	9,942	1,050
VIP Mid Cap Portfolio - Initial Class	606,495	121,826	95,777	24,834	(5,077)	(56,635)	570,832	17,060
VIP Overseas Portfolio - Initial Class	7,277,382	780,857	1,353,881	75,193	(48,756)	416,365	7,071,967	263,781
VIP Value Portfolio - Initial Class	1,353,656	206,078	207,033	48,278	(10,347)	(72,209)	1,270,145	71,598
VIP Value Strategies Portfolio - Initial Class	672,374	111,611	94,015	11,507	(8,403)	(52,548)	629,019	44,834
	26,167,237	3,402,167	4,789,347	322,225	(142,178)	68,611	24,706,490

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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